Contingent liabilities (Details Textual) - PGG Wrightson Limited PGW [Member]	1 Months Ended		12 Months Ended
	Apr. 15, 2011	Nov. 16, 2009	Jun. 30, 2018
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	41.00%	19.99%
Proportion of ownership interest in joint venture description			It is a condition of both these consents that the Company remains of “good character” so long as it maintains a greater than 25% interest in PGW.